Schedule of f inancial instruments carried at fair value (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Financial Instruments	€ 1,754	€ 195
Less current portion	0	195
Total long-term portion	1,754	0
Placement Agent Warrants [Member]
Total Financial Instruments	183	0
Investor warrants [Member]
Total Financial Instruments	€ 1,571	€ 195